Significant Accounting Policies - FV of Other Financial Instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Feb. 12, 2013	Aug. 07, 2012
Fair Value of Other Financial Instruments
Carrying value	$ 703,108	$ 707,317
Unamortized deferred financing costs	5,831
Unamortized bond premium	$ 5,685
Number of reporting segments | segment	3
Original notes - 7.625%
Fair Value of Other Financial Instruments
Carrying value	$ 421,772	420,523
Fair Value	$ 426,063	$ 420,750
Interest rate (as a percent)	7.625%	7.625%		7.625%
Unamortized deferred financing costs	$ 3,200	$ 4,500
Add-on notes - 7.625%
Fair Value of Other Financial Instruments
Carrying value	224,338	225,743
Fair Value	$ 220,550	$ 217,800
Interest rate (as a percent)	7.625%	7.625%	7.625%
Unamortized deferred financing costs	$ 1,300	$ 1,900
Unamortized bond premium	$ 5,700	$ 7,600